NOTE 11. THIRD PARTY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate			December 31,
	2013	2012	Maturities	2013	2012

Short-term bank loans	6.50%	7. 03%	January 2014 to October 2014	$160,737	$102,458
Total	6.50%	7. 03%		$160,737	$102,458